CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Sep. 24, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	990,000,000	990,000,000		133,312,415
Common stock, shares issued	139,026,245	137,722,658		104,039,354
Common stock, shares outstanding	139,026,245	137,722,658	21,483,286	104,039,354